SCHEDULE OF TOTAL LEASE COST (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Operating lease expense	$ 72,244	$ 70,084
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease expense			$ 135,850	$ 79,246